Income Taxes - Unrecognized tax benefits (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Unrecognized tax benefits
Balance at end of year	$ 0
Adagio Medical Inc
Unrecognized tax benefits
Balance at beginning of year	321,000
Gross increases - tax positions during the year	200,000
Balance at end of year	$ 521,000